INSURANCE CONTRACTS (Details 10) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Notes and other explanatory information [abstract]
Estimated claims payable	R$ 17,281,798
Adjustment to present value	(1,288,563)
Adjustment for non-financial risk	238,737
Other estimates	744,818
Liabilities for claims incurred on December 31, 2025	R$ 16,976,790